CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock
Beginning Balance, shares at Dec. 31, 2012	47	47
Beginning Balance at Dec. 31, 2012	$ 782	$ 0	$ 285	$ 0	$ 500	$ (3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	53				53
Other comprehensive income, net of tax	(1)			(1)
Purchase of treasury stock, shares		(2)
Purchase of treasury stock	(53)					(53)
Retirement of treasury stock	0		(56)			56
Issuance of warrants	79		79
Number of common stock issued (in shares)		1
Share-based compensation	31	$ 0	31
Tax benefit from share-based compensation	$ 2		2
Ending Balance, shares at Dec. 31, 2013	46	46
Ending Balance at Dec. 31, 2013	$ 893	$ 0	341	(1)	553	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	62				62
Other comprehensive income, net of tax	0
Shares issued in connection with conversions, shares		2
Convertible senior notes transactions, including issuance costs	22	$ 0	22
Number of common stock issued (in shares)		2
Share-based compensation	30	$ 0	30
Tax benefit from share-based compensation	$ 3		3
Ending Balance, shares at Dec. 31, 2014	49	50
Ending Balance at Dec. 31, 2014	$ 1,010	$ 0	396	(1)	615	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 28
Ending Balance, shares at Mar. 31, 2015	49
Beginning Balance, shares at Dec. 31, 2014	49	50
Beginning Balance at Dec. 31, 2014	$ 1,010	$ 0	396	(1)	615	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	143				143
Other comprehensive income, net of tax	(3)			(3)
Common stock offering transaction, including issuance costs, shares		6
Common stock offering transaction, including issuance costs	373		373
Number of common stock issued (in shares)		0
Share-based compensation	26	$ 0	26
Tax benefit from share-based compensation	$ 8		8
Ending Balance, shares at Dec. 31, 2015	55	56
Ending Balance at Dec. 31, 2015	$ 1,557	$ 0	$ 803	$ (4)	$ 758	$ 0